Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unit Activity [Line Items]
Units issued:	117,302	89,269	510,431
Units redeemed:	(958,407)	(1,139,117)	(1,405,609)
VAL
Unit Activity [Line Items]
Units issued:	104,929	75,275	497,036
Units redeemed:	(785,684)	(993,524)	(1,279,737)
VLI
Unit Activity [Line Items]
Units issued:	11,027	10,519	11,800
Units redeemed:	(78,423)	(68,528)	(81,702)
SPVA
Unit Activity [Line Items]
Units issued:	0	0	0
Units redeemed:	0	(63)	(63)
SPVL
Unit Activity [Line Items]
Units issued:	1,346	3,475	1,595
Units redeemed:	(94,300)	(77,002)	(44,107)